Note 11 - Right-of-use Assets, Net and Lease Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Statement Line Items [Line Items]
Cash outflow for leases		$ 4.0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			2.40%
Expense relating to short-term leases for which recognition exemption has been used	$ 15.1
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 1.3
Not later than one year [member]
Statement Line Items [Line Items]
Remaining lease payments to be made, percentage	16.00%
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Remaining lease payments to be made, percentage	44.00%
Later than five years [member]
Statement Line Items [Line Items]
Remaining lease payments to be made, percentage	40.00%